Financial risk management - Liquidity risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
Net current liabilities	¥ (299,810,000)
Undiscounted cash flows, including interest	320,072,000	¥ 481,237,000	¥ 512,579,000
Within 1 year
Financial risk management
Undiscounted cash flows, including interest	193,892,000	335,528,000	268,735,000
Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	50,964,000	58,365,000	146,817,000
Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	54,682,000	56,442,000	58,745,000
After 5 years
Financial risk management
Undiscounted cash flows, including interest	20,534,000	30,902,000	38,282,000
Liquidity risk
Financial risk management
Net current liabilities	(299,810,000)
Borrowings
Financial risk management
Undiscounted cash flows, including interest	111,668,000	201,876,000	238,594,000
Borrowings | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	78,886,000	172,766,000	160,646,000
Borrowings | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	18,112,000	24,533,000	77,948,000
Borrowings | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	14,670,000	4,577,000
Convertible note
Financial risk management
Undiscounted cash flows, including interest	19,506,000	64,565,000	38,059,000
Convertible note | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	¥ 19,506,000	64,565,000
Convertible note | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest			38,059,000
Convertible note 2020 | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	15.00%
Lease liabilities
Financial risk management
Undiscounted cash flows, including interest	¥ 132,068,000	151,043,000	160,801,000
Lease liabilities | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	38,670,000	34,444,000	32,964,000
Lease liabilities | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	32,852,000	33,832,000	30,810,000
Lease liabilities | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	40,012,000	51,865,000	58,745,000
Lease liabilities | After 5 years
Financial risk management
Undiscounted cash flows, including interest	20,534,000	30,902,000	38,282,000
Trade payables
Financial risk management
Undiscounted cash flows, including interest	42,402,000	46,752,000	31,256,000
Trade payables | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	42,402,000	46,752,000	31,256,000
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)
Financial risk management
Undiscounted cash flows, including interest	14,428,000	17,001,000	43,396,000
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received) | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	¥ 14,428,000	¥ 17,001,000	43,396,000
Amounts due to related parties
Financial risk management
Undiscounted cash flows, including interest			473,000
Amounts due to related parties | Within 1 year
Financial risk management
Undiscounted cash flows, including interest			¥ 473,000